Balances with Related Parties (Parenthetical) (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transaction [Line Items]
Trade account receivable, allowance	$ 876,300	$ 3,200,434	$ 4,022,664	$ 4,128,829
Related Party
Related Party Transaction [Line Items]
Trade account receivable, allowance		$ 206,974